Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance beginning		$ 72,638
Impairment loss		135
Balance ending		73,965	72,638
Net book value		73,965	72,638
Land and buildings [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net [Line Items]
Net book value		23,228	22,682
Machinery and equipment, furniture and fixtures [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net [Line Items]
Net book value		28,977	38,810
Projects in progress [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net [Line Items]
Net book value		21,413	10,641
Other [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net [Line Items]
Net book value	[1]	347	505
Gross carrying amount [member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance beginning		116,654	115,291
Additions		23,157	15,437
Disposals		(4,145)	(654)
Effect of exchange differences in foreign currency		(13,501)	(11,755)
Transfers		(267)	(1,665)
Balance ending		121,898	116,654		115,291
Gross carrying amount [member] | Land and buildings [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance beginning		30,319	26,819
Additions		4,425	487
Disposals		(2,072)	(289)
Effect of exchange differences in foreign currency		(1,283)	(1,180)
Transfers		759	4,482
Balance ending		32,148	30,319		26,819
Gross carrying amount [member] | Machinery and equipment, furniture and fixtures [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance beginning		71,666	69,664
Additions		2,556	4,764
Disposals		(2,071)	(350)
Effect of exchange differences in foreign currency		(9,698)	(8,930)
Transfers		1,667	6,518
Balance ending		64,120	71,666		69,664
Gross carrying amount [member] | Projects in progress [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance beginning		10,641	9,330
Additions		16,055	10,019
Disposals
Effect of exchange differences in foreign currency		(2,008)	(1,130)
Transfers		(2,872)	(7,578)
Balance ending		21,816	10,641		9,330
Gross carrying amount [member] | Other [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance beginning	[1]	4,028	9,478
Additions		121	167	[1]
Disposals		(2)	(15)	[1]
Effect of exchange differences in foreign currency		(512)	(515)	[1]
Transfers		179	(5,087)	[1]
Balance ending		3,814	4,028	[1]	9,478	[1]
Accumulated depreciation and amortisation [member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance beginning		44,016	44,956
Disposals		(2,014)	(177)
Depreciation expense		5,656	6,072
Impairment loss		4,689
Effect of exchange differences in foreign currency		(4,455)	(4,543)
Transfers		41	(2,292)
Balance ending		47,933	44,016		44,956
Accumulated depreciation and amortisation [member] | Land and buildings [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance beginning		7,637	8,071
Disposals			(70)
Depreciation expense		775	871
Impairment loss
Effect of exchange differences in foreign currency		508	(328)
Transfers			(907)
Balance ending		8,920	7,637		8,071
Accumulated depreciation and amortisation [member] | Machinery and equipment, furniture and fixtures [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance beginning		32,856	32,624
Disposals		(2,013)	(91)
Depreciation expense		4,662	4,653
Impairment loss		4,247
Effect of exchange differences in foreign currency		(4,648)	(3,743)
Transfers		39	(587)
Balance ending		35,143	32,856		32,624
Accumulated depreciation and amortisation [member] | Projects in progress [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance beginning
Disposals
Depreciation expense
Impairment loss		403
Effect of exchange differences in foreign currency
Transfers
Balance ending		403
Accumulated depreciation and amortisation [member] | Other [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance beginning	[1]	3,523	4,261
Disposals		(1)	(16)	[1]
Depreciation expense		219	548	[1]
Impairment loss		39
Effect of exchange differences in foreign currency		(315)	(472)	[1]
Transfers	[1]	2	(798)
Balance ending		$ 3,467	$ 3,523	[1]	$ 4,261	[1]

[1]	Other’ includes computer equipment and other office furniture and equipment.